[LOGO OF EATON VANCE MUTUAL FUNDS APPEARS HERE]     [PHOTO OF CITY APPEARS HERE]


Semiannual Report February 28, 1997

[PHOTO OF DRAGON APPEARS HERE]

                                      EV

                                  TRADITIONAL

                                 GREATER CHINA

                                  GROWTH FUND


                                  Eaton Vance
                    Global Management--Global Distribution


[PHOTO OF GREAT WALL APPEARS HERE]                                   TRADITIONAL

EV Traditional Greater China Growth Fund as of February 28, 1997

INVESTMENT UPDATE

Investment Environment
--------------------------------------------------------------------------------
   The China Region Market

 .  In advance of the July 1 turnover of Hong Kong from Great Britain to China,
   China announced the appointment of Tung Chee-hwa as the territory's new chief executive. The selection of Tung, a shipping magnate who once worked in the U.S. for General Electric, was applauded by investors and the Hong Kong business community.

 . The Hong Kong markets rallied sharply following the death of Deng Xiaoping, China's paramount leader and architect of economic reform. That encouraging reaction was reinforced by President Jiang Zemin, who assured that market reforms would continue.

 . China's economy expanded at its slowest rate in five years in 1996 -- 9.7%, according to the China State Statistical Bureau. Due to the government's successful inflation-fighting efforts, inflation measured just 6%, down from 14% in 1995. That is good news for investors because it suggests that China will be able to sustain a strong rate of growth while keeping the danger of inflation at bay.

The Fund
--------------------------------------------------------------------------------
   Performance for the Past Six Months

 . The Fund had a total return of 15.9% during the six months ended February 28, 1997./1/ That return was the result of a rise in net asset value per share from $14.98 on August 31, 1996 to $16.92 on February 28, 1997, and the reinvestment of $0.29 per share in capital gains distributions and $0.11 in dividends.

 . In comparison, the Peregrine Asia 100 Index -- an unmanaged index of common stocks traded in the China region -- had a total return of 4.5% during the same period.*

   Recent Portfolio Shifts

 . The Portfolio increased its commitments in Hong Kong to 57.2% of the Portfolio. With tensions easing over the scheduled July 1 turnover and China having eased its credit restrictions, Hong Kong companies should see a pick-up in consumer activity and a resumption of infrastructure projects.

 . Malaysia was the largest investment outside of Hong Kong. The government has engineered a soft landing for the economy, bringing GDP growth down to a more manageable 8.2% for 1996. The Portfolio has identified a number of companies -- some led by "overseas Chinese" with close ties to the mainland -- that are likely to be strong beneficiaries of economic growth and development in China.

   Selected investments in the China region

 . HSBC Holdings, the parent of Hong Kong & Shanghai Bank, is the premier lending institution in Hong Kong and a bridge between China and other global regions. New World Development has $1.2 billion in China projects including hotels, power stations, roads, and an airport. The Portfolio's largest Malaysian holding was Sime Darby Berhad, a conglomerate with interests in financial services, plantations, chemical production, and industrial products.

 . The Portfolio maintained selective investments in "red chips," Hong Kong-listed companies controlled by Chinese interests. China Overseas Land & Investment is among the largest construction companies in Hong Kong. Ng Fung Hong is a food distributor and supermarket operator that currently has a 30% share of the territory's frozen meat market.

--------------------------------------------------------------------------------
Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
/1/This return does not include the maximum 4.75% initial sales charge.

/2/Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns reflect a maximum 4.75% sales charge. Past performance is no guarantee of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/3/By market value as of 2/28/97. Sector weightings subject to change due to active management.

/4/Positions and holdings are as of 2/28/97 only and may not be representative of the Portfolio's current or future investments. Ten largest holdings account for 37.49% of the Fund's investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio.

*It is not possible to invest directly in the Index.
--------------------------------------------------------------------------------
Fund Information
as of February 28, 1997

Performance -- periods ended 2/28/97 /2/
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One year                                                             11.8%
Life of Fund (10/28/92)                                              13.8


SEC Average Annual Total Returns (With maximum 4.75% sales charge)
--------------------------------------------------------------------------------
One year                                                              6.5%
Life of Fund (10/28/92)                                              12.5


Diversification by Country/3/
--------------------------------------------------------------------------------
By total net assets

[BAR CHART APPEARS HERE]               Hong Kong           57.2%
                                       Malaysia            14.9%
                                       Taiwan               8.0%
                                       Singapore            7.4%
                                       Philippines          4.7%
                                       Thailand             3.9%
                                       Korea                2.7%
                                       Others               1.2%


Ten Largest Holdings/4/
--------------------------------------------------------------------------------
By total net assets

HSBC Holdings PLC                                                     6.57%
Hutchison Whampoa                                                     5.86
Cheung Kong Holdings Ltd                                              5.51
New World Development                                                 4.46
China Resources Enterprises                                           3.74
Overseas Union Bank                                                   2.45
China Overseas Land & Investment                                      2.25
Sime Darby Bhd.                                                       2.23
Sun Hung Kai Properties Ltd                                           2.22
Wharf Holdings                                                        2.20

EV Traditional Greater China Growth Fund as of February 28, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of February 28, 1997
Assets
--------------------------------------------------------------------------
Investment in Greater China Portfolio, at value (Note 1A)
     (identified cost, $143,667,260)                        $209,021,844
Receivable for Fund shares sold                                   37,629
Deferred organization expenses (Note 1E)                          18,407
--------------------------------------------------------------------------

Total assets                                                $209,077,880
--------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------
Payable for Fund shares redeemed                            $    441,569
Payable to affiliate for Trustees' fees (Note 3)                     527
Accrued expenses                                                 150,930
--------------------------------------------------------------------------
Total liabilities                                           $    593,026
--------------------------------------------------------------------------
Net Assets for 12,324,297 shares of
     beneficial interest outstanding                        $208,484,854
--------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------
Paid-in capital                                             $144,240,670
Accumulated net realized gain on investments and
    foreign currency transactions (computed on basis
    of identified cost)                                        4,188,523
Accumulated distributions in excess of net
    investment income                                         (5,298,923)
Net unrealized appreciation of investments and
    foreign currency transactions (computed on basis
    of identified cost)                                       65,354,584
--------------------------------------------------------------------------
Total                                                       $208,484,854
--------------------------------------------------------------------------


Net Asset Value and Redemption Price Per Share
--------------------------------------------------------------------------

($208,484,854 / 12,324,297 shares of
     beneficial interest outstanding)                       $      16.92
--------------------------------------------------------------------------


Computation of Offering Price
--------------------------------------------------------------------------
Offering price per share (100 / 95.25 of $16.92)            $      17.76
--------------------------------------------------------------------------
On sales of $50,000 or more, the offering price is reduced.

Statement of Operations

For the Six Months Ended
February 28, 1997
Investment Income (Note 1B)
--------------------------------------------------------------------------
Dividend income allocated from Portfolio
    (net of foreign taxes, $107,779)                        $  1,405,782
Interest income allocated from Portfolio                           5,332
Expenses allocated from Portfolio                             (1,193,716)
--------------------------------------------------------------------------
Total investment income                                     $    217,398
--------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------
Management fee (Note 3)                                     $    257,088
Compensation of Trustees not members of the
    Administrator's organization (Note 3)                          1,606
Custodian fee                                                      9,849
Distribution fees (Note 5)                                       513,204
Transfer and dividend disbursing agent fees                      115,900
Printing and postage                                              69,332
Legal and accounting services                                     11,866
Registration fees                                                  6,207
Amortization of organization expenses (Note 1E)                   13,084
Miscellaneous                                                     11,768
--------------------------------------------------------------------------
Total expenses                                              $  1,009,904
--------------------------------------------------------------------------

Net investment loss                                         $   (792,506)
--------------------------------------------------------------------------


Realized and Unrealized Gain (Loss) from Portfolio
--------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)         $  1,229,715
    Foreign currency transactions                                (73,927)
--------------------------------------------------------------------------
Net realized gain on investment transactions                $  1,155,788
--------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investment transactions                                 $ 30,353,616
    Foreign currency transactions                                  5,998
--------------------------------------------------------------------------
Net change in unrealized appreciation of investments        $ 30,359,614
--------------------------------------------------------------------------


Net realized and unrealized gain on investments             $ 31,515,402
--------------------------------------------------------------------------


Net increase in net assets from operations                  $ 30,722,896
--------------------------------------------------------------------------

                       See notes to financial statements

EV Traditional Greater China Growth Fund as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

                                           Six Months Ended
Increase (Decrease)                        February 28, 1997    Year Ended
in Net Assets                              (Unaudited)          August 31, 1996
--------------------------------------------------------------------------------
From operations --
    Net investment loss                      $     (792,506)     $     (53,230)
    Net realized gain on investments              1,155,788         10,430,806
    Change in unrealized
        appeciation (depreciation)               30,359,614          2,011,547
--------------------------------------------------------------------------------
Net increase in net assets resulting
    from operations                          $   30,722,896      $  12,389,123
--------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
    In excess of net investment income       $   (1,397,595)     $          --
    In excess of net realized gain
        on investments                           (3,684,542)                --
--------------------------------------------------------------------------------
Total distributions to shareholders          $    (5,082,13)     $          --
--------------------------------------------------------------------------------
Transactions in shares of beneficial
    interest (Note 4) --
    Proceeds from sale of shares             $   68,794,211      $  25,157,784
    Net asset value of shares issued
        to shareholders in payment of
        distributions declared                    4,468,410                --
    Cost of shares redeemed                     (95,894,779)       (74,971,187)
--------------------------------------------------------------------------------
Net decrease in net assets from
    Fund share transactions                  $  (22,632,158)     $ (49,813,403)
--------------------------------------------------------------------------------

Net increase (decrease) in net assets        $    3,008,601      $ (37,424,280)
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                       $  205,476,253      $ 242,900,533
--------------------------------------------------------------------------------
At end of period                             $  208,484,854      $ 205,476,253
--------------------------------------------------------------------------------

Accumulated
distributions in excess
of net investment income
included in net assets
--------------------------------------------------------------------------------
At end of period                             $   (5,289,923)     $  (3,108,822)
--------------------------------------------------------------------------------

                       See notes to financial statements

EV Traditional Greater China Growth Fund as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                              Six Months Ended             Year Ended August 31,
                                                              February 28, 1997 -------------------------------------------------
                                                              (Unaudited)       1996        1995         1994           1993*
---------------------------------------------------------------------------------------------------------------------------------
Net asset value-- Beginning of period                         $   14.980    $  14.230    $  15.710      $ 12.450    $   10.000
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                  $   (0.093)   $  (0.040)   $   0.051      $ (0.026)   $   (0.029)
Net realized and unrealized gain (loss) on investments             2.433        0.790       (1.441)        3.336         2.479
---------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                           $    2.340    $   0.750    $  (1.390)     $  3.310    $    2.450
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                    $       --    $      --    $  (0.051)     $     --    $       --
In excess of net investment income                                (0.110)          --       (0.004)           --            --
From net realized gain on investments                             (0.290)          --           --        (0.050)           --
In excess of net realized gain on investments                         --           --       (0.035)           --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           $   (0.400)   $      --    $  (0.090)     $  (0.050)  $       --
---------------------------------------------------------------------------------------------------------------------------------

Net asset value-- End of period                               $   16.920    $  14.980    $  14.230      $  15.710   $   12.450
---------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                                 15.86%        5.27%       (8.82)%         26.56%       24.50%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                      $  208,485     $205,476     $242,901       $ 316,229   $ 154,317
Ratio of net expenses to average net assets/(2)(3)/               2.17%+       2.15%        2.08%           2.12%       2.47%+
Ratio of net expenses to average net assets after
  custodian fee reduction/(2)/                                     2.14%+       2.09%          --              --          --
Ratio of net investment loss to average net assets                (0.77)%+     (0.02)%      (0.38)%       (0.28)%       (0.69)%+


* For the period from the start of business, October 28, 1992, to August 31, 1993.
+  Annualized.

(1)Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
(2)Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3)The expense ratios for the year ended August 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before August 31, 1995 have not been adjusted to reflect this change.


                       See notes to financial statements

EV Traditional Greater China Growth Fund  as of February 28, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1   Significant Accounting Policies
--------------------------------------------------------------------------------
    EV Traditional Greater China Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in Greater China Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (40.2% at February 28, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Valuation of securities by the portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

    C Expense Reduction -- The Fund has entered into an arrangement with its custodian agent whereby interest earned on uninvested cash balances are used to offset custodian fees. All significant reductions are reported as a reduction of expenses in the Statement of Operations.

    D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, if any, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

    E Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

    F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    G Other -- Investment transactions are accounted for on a trade date basis.

    H Interim Financial Information -- The interim financial statements relating to February 28, 1997 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders
--------------------------------------------------------------------------------
    It is present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the record date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EV Traditional Greater China Growth Fund as of February 28, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


3   Management Fee and Other Transactions
    with Affiliates
--------------------------------------------------------------------------------
    The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended February 28, 1997 the fee was equivalent to 0.25% (annualized) of the Fund's average net assets for such period and amounted to $257,088. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Eaton Vance Distributors, Inc., (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $13,359 as its portion of the sales charge on sales of Fund shares for the six months ended February 28, 1997.

    Certain officers and Trustees of the Fund and the Portfolio are directors/trustees of the above organizations. In addition, investment adviser and administrative fees, are paid by the Portfolio to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

4   Shares of Beneficial Interest
--------------------------------------------------------------------------------
    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                     Six Months Ended
                                     February 28, 1997     Year Ended
                                     (Unaudited)           August 31, 1996
--------------------------------------------------------------------------------
Sales                                        4,270,729           1,678,332

Issued to shareholders electing
  to receive payments of distributions
  in Fund shares                               287,097                  --

Redemptions                                 (5,953,183)         (5,022,518)
--------------------------------------------------------------------------------

Net increase (decrease)                     (1,395,357)         (3,344,186)
--------------------------------------------------------------------------------

5   Distribution Plan
--------------------------------------------------------------------------------
    The Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) a monthly distribution fee equal, on an annual basis, to the aggregate of (a) 0.50% of that portion of the Fund's average daily net assets for any fiscal year which is attributable to shares of the Fund which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's average daily net assets for any fiscal year which is attributable to shares of the Fund which have remained outstanding for more than one year. During the six months ended February 28, 1997 the Fund paid distribution fees to EVD aggregating approximately $282,800 representing 0.28% (annualized) of average daily net assets. The Plan also provides that the Fund will pay a quarterly service fee to EVD in an amount equal, on an annual basis, to 0.25% of that portion of the Fund's average daily net assets for any fiscal year which is attributable to shares of the Fund which have remained outstanding for more than one year. Such payments are made for personal services and/or the maintenance of shareholder accounts. The Fund paid or accrued an aggregate of approximately $230,400 for the six months ended February 28, 1997 as service fees under the Plan. EVD may pay up to the entire amount of the service fees to authorized firms through which the Fund's shares are distributed.

6   Investment Transactions
--------------------------------------------------------------------------------
    Increases and decreases in the Fund's investment in the Portfolio for the six months ended February 28, 1997 aggregated $69,259,395 and $97,881,610, respectively.

Greater China Growth Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)


Common Stocks -- 100.54%

                                                   Shares         Value
----------------------------------------------------------------------------
China -- 0.45%

Industrial / Manufacturing -- 0.45%
----------------------------------------------------------------------------
Shanghai Yaohua Pilkington                        5,649,563   $  2,361,517
Glass manufacturer.
----------------------------------------------------------------------------
                                                              $  2,361,517
----------------------------------------------------------------------------

Total China (identified cost $5,785,969)                      $  2,361,517
----------------------------------------------------------------------------

Hong Kong -- 57.17%

Diversified Trading -- 25.36%
----------------------------------------------------------------------------
China Everbright Pacific Ltd.                     7,931,000   $  5,889,306
Diversified company with interests in retailing,
property investment and development,
hotels and restaurant operations.

China Resources Enterprises                       8,650,000     19,437,198
Property investment and development.

China Travel International Ltd.                  14,122,000      7,477,361
Provides freight forwarding and transportation
services between China and Hong Kong, express
air freight services in China. Also operates
three scenic parks in Shenzhen, China.

Cosco Pacific Ltd.                                7,000,000      9,763,153
Transportation, container manufacturer
(through JV), owning and leasing.

Gold Lion Holdings Ltd.                           4,000,000      3,564,326
Markets and distributes men's apparel and
accessories, ladies handbags and shoes, cosmetic
products and tobacco products.

Guang Nan Holdings Ltd.                           7,680,000     10,810,755
Trader of foodstuffs and non-foodstuffs,
processing and distribution of foodstuffs.

Guangdong Investment Ltd.                         4,000,000      3,900,096
Securities investment, travel and
transportation services.

Guangzhou Investment Ltd.                         7,946,000      4,027,695
Property trading, development and investment.

Hutchison Whampoa                                 4,000,000     30,477,568
Diversified company with interests in
property development, ports, retailing,
manufacturing, telecommunications, media,
energy, finance and investment.

Li & Fung Ltd.                                    7,184,000      5,844,874
Export trading of consumer products.

Moulin International Holdings                     7,000,000      5,107,575
Industrial, optical products.

NG Fung Hong Ltd.                                 6,336,000      7,446,031
Trader of foodstuffs and non-foodstuffs.

Shougang Concord International
Enterprises Co.                                  16,000,000      4,184,208
Trader of building and construction materials.
Manufactures and installs kitchen equipment.
Sells steel, electrical and electronic products.

Texwinca Holdings Ltd.                            3,320,000      2,551,076
Produces and sells knitted fabric and yarn.

Wharf Holdings Ltd.                               2,581,200     11,466,963
Diversified company with interests in
property development and investments,
terminals and warehousing, public
transportation and communications.
----------------------------------------------------------------------------
                                                              $131,948,185
----------------------------------------------------------------------------

Financial -- 9.04%
----------------------------------------------------------------------------
Hang Seng Bank                                      760,000   $  8,784,255
Provides a full range of banking and related
financial services and compilation of Hang Seng
Index of 33 selected stocks listed on the HK
Stock Exchange.

HSBC Holdings PLC                                 1,400,000     34,171,036
Provides a comprehensive range of banking and
related financial services through an
international network of more than 3,000 offices
in 71 countries in Europe, the Asia Pacific
region, the Middle East and the Americas.

National Mutual Ltd.                              3,738,000      4,079,100
Banking, finance and insurance.
----------------------------------------------------------------------------
                                                              $ 47,034,391
----------------------------------------------------------------------------

Industrial / Manufacturing -- 4.94%
----------------------------------------------------------------------------
Chen Hsong Holdings                              10,820,000   $  6,218,070
Manufactures and sells plastic injection
moulding machines and related products.

CIM Company Ltd./(1)/                             1,800,000      2,273,013
Diversified company with interests in property
and investment, public transportation, trading
and hotel operations.

                       See notes to financial statements

Greater China Growth Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

                                       Shares               Value
--------------------------------------------------------------------------------

Industrial / Manufacturing (continued)
--------------------------------------------------------------------------------
Shanghai Industrial Holdings Ltd.      1,500,000            $   6,431,283
Manufacturer of cigarettes,
pharmaceuticals
and car parts.

Siu Fung Ceramics Holdings Ltd.        9,850,000                  725,069
Manufacturer of a line of
ceramics, machinery and
equipment.

Varitronix International Ltd.          1,982,000                3,276,287
Designs, manufactures and sells
liquid crystal displays and
related products.

VTECH Holdings Ltd.                    3,200,000                5,558,282
Designs, manufactures and
distributes electronic toys and
games, personal computers,
satellite receivers, modems,
telephones and other electronic
products.

Zhenhai Refining & Chemical Co.        3,158,000                1,223,494
Producer of petroleum and
petrochemical products.
--------------------------------------------------------------------------------
                                                             $ 25,705,498
--------------------------------------------------------------------------------

Media -- 0.48%
--------------------------------------------------------------------------------
Oriental Press Group Ltd.              6,020,000            $   2,507,232
Newspaper and magazine
publisher.
--------------------------------------------------------------------------------
                                                            $  2,507,232
--------------------------------------------------------------------------------

Properties -- 17.26%
--------------------------------------------------------------------------------
Cheung Kong Holdings Ltd.              3,000,000            $ 28,669,577
Property development and
construction.

Cheung Kong Infrastructure             1,482,000               4,191,415
Property development, ownership
and operation of infrastructure
businesses.

China Overseas Land & Investment      20,000,000              11,687,372
Property development and
investment, civil engineering,
foundation works, project
management and general trading.

China Resources Beijing Land           1,234,000                 701,191
Property development.

Hong Kong Land Holdings Ltd.           2,020,000               5,757,000
Commercial property investment,
development, leasing and
management.

Kerry Properties Ltd.                  1,100,000               2,841,129
Property development,
investment and management.

Lai Sun Development REIT                 800,000               1,198,440
Property development and
management.

New World Development                  3,740,000            $ 23,183,614
Property investment and
development.

Sun Hung Kai Properties Ltd.           1,000,000              11,558,230
Property development and
investment, hotel ownership.
--------------------------------------------------------------------------------
                                                            $ 89,787,968
--------------------------------------------------------------------------------

Utilities -- 0.09%
--------------------------------------------------------------------------------
Harbin Power Co.                       2,600,000            $    476,793
The largest manufacturer of power
equipment in China, which specializes
in major components for thermal
power generating stations such
as boilers and steam turbines.
--------------------------------------------------------------------------------
                                                            $    476,793
--------------------------------------------------------------------------------

Total Hong Kong (identified cost $182,094,873)              $297,460,067
--------------------------------------------------------------------------------

Indonesia -- 0.57%

Diversified Trading -- 0.57%
--------------------------------------------------------------------------------
PT HM Sampoerna (Foreign)                600,000            $  2,978,102
Manufactures hand and machine
rolled cigarettes.
--------------------------------------------------------------------------------
                                                            $  2,978,102
--------------------------------------------------------------------------------

Total Indonesia (identified cost $1,516,108)                $  2,978,102
--------------------------------------------------------------------------------

Malaysia -- 14.93%

Consumer Products -- 0.01%
--------------------------------------------------------------------------------
Hong Leong Industries Bhd Warrants*       65,500            $     82,823
Manufacturer and distributor of building
materials, motorcycles and manufacturer
of packaging products, integrated
circuits and semiconductors.
--------------------------------------------------------------------------------
                                                            $     82,823
--------------------------------------------------------------------------------

                       See notes to financial statements

Greater China Growth Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                       Shares               Value
--------------------------------------------------------------------------------

Diversified Trading -- 9.38%
--------------------------------------------------------------------------------
Advance Synergy Bhd                    1,850,000            $   3,590,859
Diversified company with interests
in property development, the
quarrying and marketing of marble
and the operation of sawmills
and trading of sawn wood.

Berjaya Group Bhd                      3,730,000                5,197,141
Diversified company with
interests in bicycle
production, finance,
infrastucture and property
development, gaming and lottery
and consumer marketing.

Ekran Bhd                                830,000                2,974,731
Diversified company with
interests in property
development, timber extraction
and trading, investment holding
and management services and
generating of electricity.

Konsortium Perkapalan Bhd                575,000                3,936,374
Container haulage services.

Kumpulan Guthrie Bhd                   2,350,000                4,088,191
Plantation and property
development.

Magnum Corp. Bhd                       2,700,000                5,599,517
Operates the forecast betting
game, investment holding
company (property development).

Multi-Purpose Holdings                 2,025,000                4,811,235
Diversified company with
interests in financial
services, property development
and investment, gaming and
leisure.

Rashid Hussein Bhd                       235,000                1,902,144
Investment holdings, financial
and management services.

Sime Darby Bhd                         3,072,000               11,628,632
Diversified company with
interests in plantation
operation, chemical
manufacturing, heavy equipment
and auto distribution.

Tan Chong Motor Holdings Bhd           2,500,000                5,084,063
Diversified company with
interests in motor vehicle
manufacturing and sales,
equipment marketing, garment
and cosmetic distribution and
property investment.
--------------------------------------------------------------------------------
                                                            $ 48,812,887
--------------------------------------------------------------------------------

Entertainment and Leisure -- 1.34%
--------------------------------------------------------------------------------
Berjaya Sports Toto Bhd                1,200,000            $  6,958,623
Runs Toto betting operations,
provides computer support services
for betting operations.
--------------------------------------------------------------------------------
                                                            $  6,958,623
--------------------------------------------------------------------------------

Financial -- 2.74%
--------------------------------------------------------------------------------
Malayan Banking Bhd                      400,000           $   4,751,837
Engaged in all aspects of
banking in over 200 branches in
Asia, Europe and the U.S.
including mobile banking units
that provide services
to rural areas.

MBF Capital Bhd                        3,000,000               6,161,281
Investment holding company
(financial services,
stockbrokering, insurance,
leasing, property development).

Public Bank Bhd (Foreign)              1,425,000               3,328,300
Full range of banking services,
financial services, and
investment services.
--------------------------------------------------------------------------------
                                                            $ 14,241,418
--------------------------------------------------------------------------------

Properties -- 1.46%
--------------------------------------------------------------------------------
Land & General Bhd                     3,080,000            $   6,263,566
Property development and
Investment, investment holding
company.

S P Setia Bhd                            350,000                1,361,343
Prime developer with projects
located in fast growing areas
such as Selangor, Johor
and Kuala Lumpur.
--------------------------------------------------------------------------------
                                                            $  7,624,909
--------------------------------------------------------------------------------

Total Malaysia (identified cost $59,940,051)                $ 77,720,660
--------------------------------------------------------------------------------

Republic of Korea -- 2.72%

Industrial / Manufacturing -- 1.32%
--------------------------------------------------------------------------------
Haitai Electronics Co.                   188,750            $ 2,182,422
Manufacturer of turntables, car
audio and other audio equipment.

Samsung Electronics                       56,906              4,666,876
Manufacturer of home
appliances, telecommunications
products, computers
and semiconductors.
--------------------------------------------------------------------------------
                                                            $ 6,849,298
--------------------------------------------------------------------------------


                       See notes to financial statements

Greater China Growth Portfolio  as of February 28, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

                                      Shares                Value
---------------------------------------------------------------------------

Insurance -- 0.52%
---------------------------------------------------------------------------
Samsung Fire & Marine Insurance            4,510            $   1,755,107
Samsung Fire & Marine Insurance
(Preferred)                                3,920                  963,270
Fire and marine, auto and
individual pension insurance.
---------------------------------------------------------------------------
                                                            $   2,718,377
---------------------------------------------------------------------------

Utilities -- 0.88%
---------------------------------------------------------------------------
Korea Electric Power Corp.               160,000            $  4,592,593
State run electric power supplier.
---------------------------------------------------------------------------
                                                            $  4,592,593
---------------------------------------------------------------------------

Total Republic of Korea
    (identified cost $16,020,751)                           $ 14,160,268
---------------------------------------------------------------------------

Singapore -- 7.39%

Consumer - Retail -- 1.54%
---------------------------------------------------------------------------
Cerebos Pacific Ltd.                   1,129,000            $  7,994,742
Manufacturer and distributor
of food products.
---------------------------------------------------------------------------
                                                            $  7,994,742
---------------------------------------------------------------------------

Financial -- 2.45%
---------------------------------------------------------------------------
Overseas Union Bank (Foreign)          1,640,000            $ 12,763,093
Commercial banking.
---------------------------------------------------------------------------
                                                            $ 12,763,093
---------------------------------------------------------------------------

Industrial / Manufacturing -- 1.98%
---------------------------------------------------------------------------
Clipsal Industries Holdings Ltd.       2,400,000            $   9,840,000
Clipsal Industries Holdings
Ltd. Warrants*                           234,000                  472,680
Develops, manufactures, and
markets electric installation
products.
---------------------------------------------------------------------------
                                                            $  10,312,680
---------------------------------------------------------------------------

Transportation -- 1.42%
---------------------------------------------------------------------------
Straits Steamship Land                 1,969,000            $   6,709,206
Straits Steamship Land Warrants*         508,000                  655,346
Shipping company.
---------------------------------------------------------------------------
                                                            $   7,364,552
---------------------------------------------------------------------------

Total Singapore
(identified cost $25,077,933)                               $  38,435,067
---------------------------------------------------------------------------

Taiwan -- 8.00%

Industrial / Manufacturing -- 5.90%
---------------------------------------------------------------------------
China Motor Co. Ltd.                   1,688,200            $   4,018,063
Car manufacturer.

China Steel                            8,133,375                7,713,702
Leading domestic steel
manufacturer with a dominant
market share in steel products
such as hot rolled, cold rolled
and wire rod steel.

Formosa Chemical Fiber                 1,573,577                2,538,765
Second largest global nylon
fiber manufacturer.

Formosa Plastics                         964,590                2,593,738
Principal supplier of
intermediate resins and fiber
to other group members of the
Formosa Plastics Group.
Producer of high density
polyethylene and polyvinyl
chloride.

Grand Pacific Petrochemicals             226,500                  272,426
The company is the second
largest styrene monomer
producer.

Nan Ya Plastic                         3,813,075                9,144,729
Largest global downstream
plastics manufacturer and
Taiwan's largest polyester
fiber producer.

Standard Foods Taiwan Ltd.             2,100,000                4,425,872
Distributor of Quaker brand
oats in Taiwan, developer of
cereal products with Quaker
which sells under a joint
Standard-Quaker brand name.
---------------------------------------------------------------------------
                                                            $  30,707,295
---------------------------------------------------------------------------

Insurance -- 1.31%
---------------------------------------------------------------------------
Cathay Life Insurance                  1,049,950            $   6,829,253
Underwrites endowment, life,
accident and medical policies
through a service network of
22 branches, 341 operating
units and over 29,000 agents.
---------------------------------------------------------------------------
                                                            $   6,829,253
---------------------------------------------------------------------------

Transportation -- 0.79%
---------------------------------------------------------------------------
Wan Hai Lines Ltd.                     1,328,750            $   4,104,061
Shipping company.
---------------------------------------------------------------------------
                                                            $   4,104,061
---------------------------------------------------------------------------

Total Taiwan (identified cost $32,450,669)                  $  41,640,609
---------------------------------------------------------------------------

                       See notes to financial statements

Greater China Growth Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                                 Shares             Value
------------------------------------------------------------------------------
Thailand -- 3.88%

Financial -- 2.06%
------------------------------------------------------------------------------
Bangkok Bank Co. Ltd. (Foreign)                  301,387       $  2,654,059

Bangkok Bank Co. Ltd. (Public)                   239,813          1,630,184
Largest commercial bank in
Thailand. Provides domestic,
corporate, commercial and
retail banking services.

Dhana Siam Finance                             1,205,800          2,200,535
Provides finance and security
services including industrial
and commercial loans,
investment consultancy,
underwriting and fund
management.

Siam Commercial Bank                             750,000          4,258,236
Commercial bank operations in
353 domestic and 7
International branches.
------------------------------------------------------------------------------
                                                               $ 10,743,014
------------------------------------------------------------------------------

Industrial / Manufacturing -- 0.19%
------------------------------------------------------------------------------
Saha Union Corp. Ltd.                          1,286,900       $    894,682

Saha Union Corp. Ltd. (Foreign)                   79,300             69,297

Textile, footware and plastics manufacturer.
------------------------------------------------------------------------------
                                                               $    963,979
------------------------------------------------------------------------------

Utilities -- 1.63%
------------------------------------------------------------------------------
Electricity Generating (Foreign)               3,352,770       $  8,481,960
EGCOMP was set up in 1992 for
the purpose of partly
privatizing electricity in Thailand.
------------------------------------------------------------------------------
                                                               $  8,481,960
------------------------------------------------------------------------------

Total Thailand (identified cost $27,181,529)                   $ 20,188,953
------------------------------------------------------------------------------

Philippines -- 4.67%

Industrial / Manufacturing -- 2.98%
------------------------------------------------------------------------------
Bacnotan Consolidated Industries                 544,272       $  1,880,970
Owner of companies that produce
building materials, primarily
cement.

Belle Corp.                                   30,591,000          9,758,821
Property developer, gambling
concessions.

Fortune Cement Corp.                           7,000,000          3,854,699
Manufactures and distributes cement.
------------------------------------------------------------------------------
                                                               $ 15,494,490
------------------------------------------------------------------------------

Telecommunications -- 1.69%
------------------------------------------------------------------------------
Philippine Long Distance Telephone ADR           144,700       $  8,392,600
Fixed line operator.

Pilipino Telephone                               639,100            412,612
Cellular phone operator.
------------------------------------------------------------------------------
                                                               $  8,805,212
------------------------------------------------------------------------------

Total Philippines
    (identified cost $21,071,374)                              $ 24,299,702
------------------------------------------------------------------------------

United States -- 0.75%

Industrial / Manufacturing -- 0.75%
------------------------------------------------------------------------------
AES China Generating Co. Class A                 210,000       $  3,885,000
Electric generating facilities.
------------------------------------------------------------------------------
                                                               $  3,885,000
------------------------------------------------------------------------------

Total United States
    (identified cost $3,405,000)                               $  3,885,000
------------------------------------------------------------------------------

Total Common Stocks
    (identified cost $374,544,257)                             $523,129,945
------------------------------------------------------------------------------

Total Investments -- 100.54%
    (identified cost $374,544,257)                             $523,129,945
------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (0.54)%                      $ (2,817,610)
------------------------------------------------------------------------------

Net Assets -- 100%                                             $520,312,335
------------------------------------------------------------------------------

ADR   -- American Depositary Receipt
/(1)/ Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  *   Non-income producing security.


                       See notes to financial statements

Greater China Growth Portfolio as of February 28, 1997
PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Top Ten Holdings

                                                        Percentage
                                  Industry              of Net
Company                           Sector                Assets         Value
-----------------------------------------------------------------------------------
HSBC Holdings PLC                 Financial                  6.57%     $34,171,036
Hutchison Whampoa                 Diversified Trading        5.86       30,477,568
Cheung Kong Holdings Ltd.         Properties                 5.51       28,669,577
New World Development             Properties                 4.46       23,183,614
China Resources Enterprises       Diversified Trading        3.74       19,437,198
Overseas Union Bank (Foreign)     Financial                  2.45       12,763,093
China Overseas Land & Investment  Properties                 2.25       11,687,372
Sime Darby Bhd                    Diversified Trading        2.23       11,628,632
Sun Hung Kai Properties Ltd.      Properties                 2.22       11,558,230
Wharf Holdings Ltd.               Diversified Trading        2.20       11,466,963


Top Ten Industry Sectors

                                       Percentage
                                       of Net
Industry Sector                        Assets              Value
-------------------------------------------------------------------------
Diversified Trading                         35.31%         $183,739,174
Properties                                  18.72            97,412,877
Industrial / Manufacturing                  18.50            96,279,757
Financial                                   16.29            84,781,916
Utilities                                    2.60            13,551,346
Transportation                               2.20            11,468,613
Insurance                                    1.83             9,547,630
Telecommunications                           1.69             8,805,212
Consumer - Retail                            1.54             7,994,742
Entertainment and Leisure                    1.34             6,958,623

                       See notes to financial statements

Greater China Growth Portfolio  as of February 28, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of February 28, 1997
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $374,544,257)                         $523,129,945

Cash                                                                 381

Foreign currency, at value
    (identified cost, $3,498,741)                              3,498,092

Receivable for investments sold                                1,991,498

Dividends and interest receivable                                352,815

Deferred organization expenses (Note 1C)                          20,313
--------------------------------------------------------------------------------

Total assets                                                $528,993,044
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                           $  4,778,051

Payable for foreign capital gains tax                            663,311

Demand note payable (Note 7)                                   3,083,000

Payable for open forward foreign currency contracts                1,991

Payable to affiliate for Trustees' fees                            3,309

Accrued expenses                                                 151,047
--------------------------------------------------------------------------------

Total liabilities                                           $  8,680,709
--------------------------------------------------------------------------------

Net Assets applicable to investors' interest in
    Portfolio                                               $520,312,335
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                             $371,729,991
--------------------------------------------------------------------------------
Net unrealized appreciation of investments and
    foreign currency transactions (computed on the
    basis of identified cost)                                148,582,344
--------------------------------------------------------------------------------
Total                                                       $520,312,335
--------------------------------------------------------------------------------



Statement of Operations


For the Six Months Ended
February 28, 1997
Investment Income
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $266,431)                  $  3,481,573

Interest                                                          13,188
--------------------------------------------------------------------------------
Total income                                                $  3,494,761
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                             $  1,933,737

Administration fee (Note 2)                                      637,057

Compensation of Trustees not members of the
    Administrator's organization (Note 2)                          9,437

Custodian fee                                                    358,743

Legal and accounting services                                     47,452

Amortization of organization expenses (Note 1C)                   14,202

Registration fees                                                    260

Miscellaneous                                                     20,806
--------------------------------------------------------------------------------

Total expenses                                              $  3,021,694
--------------------------------------------------------------------------------

Less Allocations --
    Reduction of custodian fee                              $     69,819
--------------------------------------------------------------------------------

Total expense reductions                                    $     69,819
--------------------------------------------------------------------------------

Net expenses                                                $  2,951,875
--------------------------------------------------------------------------------

Net investment income                                       $    542,886
--------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --

    Investment transactions (identified cost basis)         $  3,021,215

    Foreign currency transactions                               (182,978)
--------------------------------------------------------------------------------
Net realized gain on investment transactions                $  2,838,237
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --

    Investments (identified cost basis)                     $ 74,977,745

    Foreign currency transactions                                 14,583
--------------------------------------------------------------------------------
Net change in unrealized appreciation of investments        $ 74,992,328
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments             $ 77,830,565
--------------------------------------------------------------------------------

Net increase in net assets from operations                  $ 78,373,451
--------------------------------------------------------------------------------

                       See notes to financial statements

Greater China Growth Portfolio  as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                            Six Months Ended
Increase (Decrease)                         February 28, 1997   Year Ended
in Net Assets                               (Unaudited)         August 31, 1996
--------------------------------------------------------------------------------
From operations --
    Net investment income                    $     542,886       $   5,301,525
    Net realized gain on investments             2,838,237          13,787,497
    Change in unrealized
        appreciation (depreciation)             74,992,328          16,641,291
--------------------------------------------------------------------------------
Net increase in net assets resulting
        from operations                      $  78,373,451       $  35,730,313
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                            $ 135,016,664       $ 135,099,898
    Withdrawals                               (203,375,339)       (250,949,710)
--------------------------------------------------------------------------------
Net decrease in net assets
    from capital transactions                $ (68,358,675)      $(115,849,812)
--------------------------------------------------------------------------------

Net increase (decrease) in net assets        $  10,014,776       $ (80,119,499)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                       $ 510,297,559       $ 590,417,058
--------------------------------------------------------------------------------
At end of period                             $ 520,312,335       $ 510,297,559
--------------------------------------------------------------------------------

                       See notes to financial statements

Greater China Growth Portfolio  as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                      Six Months Ended                Year Ended August 31,
                                                      February 28, 1997  ------------------------------------------------
                                                      (Unaudited)        1996           1995           1994        1993 *
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Expenses (1)                                                1.19%+       1.19%          1.10%          1.15%          1.38%+

Net expenses, after
     custodian fee reduction                                1.16%+       1.12%           --              --             --

Net investment income (loss)                                0.21%+       0.94%          1.35%          0.73%          0.38%+

Portfolio Turnover                                            15%          42%            32%            36%           18%
------------------------------------------------------------------------------------------------------------------------------------
Average Commission Rate Paid (2)                       $  0.0044     $ 0.0070      $      --       $     --     $      --
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)               $ 520,312     $510,298      $ 590,417       $732,613     $ 208,043
------------------------------------------------------------------------------------------------------------------------------------

* For the period from the start of business, October 28, 1992, to August 31, 1993.
+  Annualized.
(1)The expense ratios for the year ended August 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before August 31, 1995 have not been adjusted to reflect this change.
(2)Average commission rate paid is computed dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions were charged.

                       See notes to financial statements

Greater  China  Growth  Portfolio  as of February  28,  1997 NOTES TO  FINANCIAL

STATEMENTS (Unaudited)


1   Significant Accounting Policies
--------------------------------------------------------------------------------
    Greater China Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company which was organized as a trust under the laws of the State of New York on September 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.


    B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

    C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by the credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fee is reflected as a reduction of operating expense in the Statement of Operations.

    E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

    F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on

Greater China Growth Portfolio  as of February 28, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

    investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

    H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

    I Other -- Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

    J Interim Financial Information -- The interim financial statements relating to February 28, 1997 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------------------------------------------
    The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1997 the adviser fee was equivalent to 0.75% (annualized) of average net assets. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the period ended February 28, 1997, the administrative fee was 0.25% (annualized) of average net assets. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain of the officers and Trustees of the Portfolio are officers or directors/trustees of the above organizations.

3 Investment Transactions
-------------------------------------------------------------------------------
    Purchases and sales of investments, other than short-term obligations, aggregated $75,775,971 and $130,222,008, respectively.

4 Federal Income Tax Basis of Investments
--------------------------------------------------------------------------------
    The cost and unrealized appreciation/depreciation in value of the investments owned at February 28, 1997, as computed on a federal income tax basis, were as follows:


    Aggregate cost                                           $374,544,257
    ---------------------------------------------------------------------
    Gross unrealized appreciation                            $171,037,632

    Gross unrealized depreciation                             (22,451,944)
    ---------------------------------------------------------------------
    Net unrealized appreciation                              $148,585,688
    ---------------------------------------------------------------------

5   Risks Associated with Foreign Investments
--------------------------------------------------------------------------------
    Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6   Financial Instruments
--------------------------------------------------------------------------------
    The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

    A summary of obligations under these financial instruments at February 28, 1997, were as follows:

                                             Deliver            Net Unrealized
Settlement Date           In Exchange for   (in U.S. Dollars)   Appreciation
--------------------------------------------------------------------------------
     3/03/97            Maylasian Ringgit          $718,241            $564

     3/03/97            Maylasian Ringgit          $ 95,139            $ 75
--------------------------------------------------------------------------------
       Total                                       $813,380            $639
--------------------------------------------------------------------------------


7   Line of Credit
--------------------------------------------------------------------------------
    The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a committed $120 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the bank's adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio had borrowings of $3,083,000 during the period.

EV Traditional Greater China Growth Fund  as of February 28, 1997

INVESTMENT MANAGEMENT


EV Traditional Greater China Growth Fund
                     Officers                                  Independent Trustees
                     James B. Hawkes                           Donald R. Dwight
                     President and Trustee                     President, Dwight Partners, Inc.
                                                               Chairman, Newspapers of New England, Inc.
                     M. Dozier Gardner
                     Vice President                            Samuel L. Hayes, III
                                                               Jacob H. Schiff Professor of Investment Banking,
                     William D. Burt                           Harvard University Graduate School of
                     Vice President                            Business Administration

                     Barclay Tittmann                          Norton H. Reamer
                     Vice President                            President and Director, United Asset
                                                               Management Corporation
                     James L. O'Connor
                     Treasurer                                 John L. Thorndike
                                                               Formerly Director, Fiduciary Company Incorporated
                     Thomas Otis
                     Secretary                                 Jack L. Treynor
                                                               Investment Adviser and Consultant

Greater China Growth Portfolio

                     Officers                                  Independent Trustees
                     Hon. Robert Lloyd George                  Hon. Edward K.Y. Chen
                     President, Trustee and                    Professor and Director, Center for Asian Studies,
                     Co-Portfolio Manager                      University of Hong Kong

                     James B. Hawkes                           Donald R. Dwight
                     Vice President and Trustee                President, Dwight Partners, Inc.
                                                               Chairman, Newspapers of New England, Inc.
                     Scobie Dickinson Ward
                     Vice President, Assistant                 Samuel L. Hayes, III
                     Secretary, Assistant Treasurer,           Jacob H. Schiff Professor of Investment Banking,
                     and Co-Portfolio Manager                  Harvard University Graduate School of
                                                               Business Administration
                     William Walter Raleigh Kerr
                     Vice President and                        Norton H. Reamer
                     Assistant Treasurer                       President and Director, United Asset
                                                               Management Corporation
                     James L. O'Connor
                     Vice President and Treasurer

                     Thomas Otis
                     Vice President and Secretary
